Derivatives and Hedging Activities Derivatives and Hedging Activities	12 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities
DERIVATIVES AND HEDGING ACTIVITIES

The Company periodically enters into certain interest rate swap agreements in order to provide commercial loan customers the ability to convert from variable to fixed interest rate payments, while the Company retains a variable rate loan. Under these agreements, the Company enters into a variable rate loan agreement and a swap agreement with the client. The swap agreement effectively converts the client’s variable rate loan into a fixed rate. The Company enters into a corresponding swap agreement with a third party in order to offset its exposure on the variable and fixed components of the client's swap agreement. The Company had $1,035,573,000 and $840,935,000 notional in interest rate swaps to hedge this exposure as of September 30, 2017, and September 30, 2016, respectively. As of September 30, 2017, $33,645,000 of the outstanding notional balance related to a related party loan. The interest rate swaps are derivatives under FASB ASC 815, Derivatives and Hedging, with changes in fair value recorded in earnings. There was no net impact to the statement of operations for the years ended September 30, 2017, and September 30, 2016 as the changes in value for the asset and liability side of the swaps offset each other.

The Company has also entered into interest rate swaps, some of which are forward-starting, to convert certain existing and future short-term borrowings to fixed rate payments. The primary purpose of these hedges is to mitigate the risk of rising interest rates, specifically LIBOR rates, which are a benchmark for the short-term borrowings. The hedging program qualifies as a cash flow hedge under ASC 815, which provides for offsetting of the recognition of gains and losses of the interest rate swaps and the hedged items. The hedged item is the LIBOR portion of the series of existing or future short-term fixed rate borrowings over the term of the interest rate swap. The change in the fair value of the interest rate swaps is recorded in other comprehensive income. The Company had $700,000,000 and $700,000,000 notional in interest rate swaps to hedge existing and anticipated future borrowings as of September 30, 2017, and September 30, 2016, respectively. The unrealized loss, gross of the related tax benefit, on these interest rate swaps as of September 30, 2017, was $1,693,000.

The Company has also entered into an interest rate swap to hedge the interest rate risk of an individual fixed rate commercial loan and this relationship qualifies as a fair value hedge under ASC 815, which provides for offsetting of the recognition of gains and losses of the interest rate swap and the hedged item. The Company hedges the interest rate risk of this loan using a swap with a notional amount of $52,936,000 and $54,155,000 as of September 30, 2017, and September 30, 2016, respectively.

The following table presents the fair value and balance sheet classification of derivatives outstanding.

	Asset Derivatives				Liability Derivatives
	September 30, 2017		September 30, 2016		September 30, 2017		September 30, 2016
(In thousands)	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value
Interest rate contracts	Other assets	$1,139	Other assets	$20,895	Other liabilities	$1,139	Other liabilities	$20,895
Commercial loan hedges	Other assets	—	Other assets	—	Other liabilities	174	Other liabilities	3,312
Long term borrowing hedges	Other assets	—	Other assets	—	Other liabilities	1,693	Other liabilities	31,347
		$1,139		$20,895		$3,006		$55,554